[LOGO]        [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF NEW YORK]



February 28, 2000


Dear Varifund(R) Policyholder:

Enclosed is the Varifund Annual Report for the period ending December 31, 1999. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Varifund for your financial needs.

Sincerely,

/s/ Ronald E. Beettam
Ronald E. Beettam

Encl.

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

The Alger American Fund, filed February 28, 2000
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed February 28, 2000
     Portfolios which include: Berger/BIAM IPT-International Fund; Small Company Growth

Canada Life of America Series Fund, Inc., filed March 8, 2000
     Portfolios which include: Money Market; Managed; Bond; Value
     Equity, International Equity; and Capital.

Dreyfus Variable Investment Fund, filed February 23, 2000
     Portfolios which include: Dreyfus Growth and Income; Dreyfus Capital Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed February 23, 2000
     Portfolios which include: Dreyfus Socially Responsible

Fidelity Investments Variable Insurance Products Fund, filed February 23, 2000
     Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed February 23, 2000
     Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed February 23, 2000
     Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund II, filed February 23,
2000
     Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed February 23,
2000
     Portfolios which include: Fidelity VIP II Index 500; Fidelity VIP II Contrafund

Seligman Portfolios, Inc., filed March 1, 2000
     Portfolios which include: Communications and Information; and Frontier

The Montgomery Funds III, filed February 28, 2000
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

           V A R I F U N D (R)                    A N N U I T Y
------------------------------------- VF -----------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE           Average Annual Total Returns For
                                            Periods Ending December 31, 1999
Single Premium Variable Annuity                 Assuming Contract Continues


                                                                                                                 Since       Fund
                                                                            One      Three      Five     Ten      Fund     Inception
Portfolio Type                 Portfolio                          YTD       Year     Year       Year     Year   Inception    Date

------------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios         Alger American Growth                 31.79 %   31.79 %   33.58 %   29.06 %   21.14 %   21.29 %   01/08/89
                          Alger American Leveraged Allcap       75.47 %   75.47 %   47.66 %     N/A       N/A     44.36 %   01/25/95
                          Alger American MidCap Growth          29.92 %   29.92 %   23.66 %   24.33 %     N/A     22.93 %   05/03/93
                          Alger American Small Capitalization   41.32 %   41.32 %   20.88 %   20.88 %   16.53 %   19.13 %   09/20/88
                          Berger Small Company Growth           88.67 %   88.67 %   31.37 %     N/A       N/A     24.43 %   05/01/96
                          CLASF Capital                         58.46 %   58.46 %   30.81 %   26.83 %     N/A     20.35 %   04/23/93
                          CLASF Value Equity                    18.21 %   18.21 %   14.43 %   13.98 %   10.48 %   10.46 %   12/04/89
                          Dreyfus Capital Appreciation           9.82 %    9.82 %   21.15 %   23.71 %     N/A     18.26 %   03/31/93
                          Dreyfus Growth & Income               15.17 %   15.17 %   13.26 %   22.13 %     N/A     18.53 %   05/02/94
                          Dreyfus Socially Responsible          28.17 %   28.17 %   27.42 %   26.82 %     N/A     22.31 %   10/07/93
                          Fidelity VIP II Contrafund            22.43 %   22.43 %   24.20 %     N/A       N/A     25.86 %   01/03/95
                          Fidelity VIP Growth                   35.43 %   35.43 %   31.34 %   27.86 %   18.21 %   17.06 %   10/09/86
                          Montgomery Growth                     19.02 %   19.02 %   15.22 %     N/A       N/A     18.51 %   02/09/96
                          Fidelity VIP II Index 500             18.74 %   18.74 %   25.23 %   26.32 %     N/A     19.33 %   08/27/92
                          Fidelity VIP III Growth Opportunities  2.73 %    2.73 %   17.29 %     N/A       N/A     19.73 %   01/03/95
                          Seligman Frontier                     14.88 %   14.88 %    8.54 %   15.47 %     N/A     15.86 %   10/11/94
                          ----------------------------------------------------------------------------------------------------------
International             Berger-IPT International              29.33 %   29.33 %     N/A       N/A       N/A     14.53 %   05/01/97
                          CLASF International Equity            42.75 %   42.75 %   17.91 %     N/A       N/A     16.17 %   04/24/95
                          Fidelity VIP Overseas                 40.54 %   40.54 %   19.74 %   15.64 %    9.80 %    9.29 %   01/26/87
                          Montgomery Emerging Markets           62.41 %   62.41 %   (0.71)%     N/A       N/A      0.79 %   02/02/96

                          ---------------------------------------------------------------------------------------------------------

Speciality Portfolio      Seligman Communications & Information 83.11 %   83.11 %   43.70 %   34.14 %     N/A     33.32 %   10/11/94

                          ----------------------------------------------------------------------------------------------------------
Balanced                  CLASF Managed                          7.80 %    7.80 %    8.98 %   10.14 %    8.29 %    8.24 %   12/04/89
                          Fidelity VIP II Asset Manager          9.46 %    9.46 %   13.84 %   13.94 %     N/A     11.16 %   09/06/89

                          ----------------------------------------------------------------------------------------------------------
Fixed Income Portfolios   CLASF Bond                            (5.25)%   (5.25)%    2.71 %    5.16 %    5.25 %    5.18 %   12/04/89
                          Fidelity VIP High Income               6.56 %    6.56 %    5.21 %    9.24 %   10.61 %    9.29 %   09/19/85

                          ----------------------------------------------------------------------------------------------------------
Money Market              CLASF Money Market                     2.86 %    2.86 %    3.18 %    3.22 %    2.95 %    2.97 %   12/04/89

CLASF Money Market Portfolio current yield (annualized yield for a seven day period ended December 31, 1999) is 5.01% VariFund Fixed Account 1 year rate was 4.75% as of January 1, 2000. The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may flucuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1999 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of New York, Ardsley, NY at (914)693-2300 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.
(Not valid without accompanying "standardized" performance returns.)
Date of first use December 31, 1999

           V A R I F U N D (R)                    A N N U I T Y
----------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE           Average Annual Total Returns For
                                            Periods Ending December 31, 1999
                                              Assuming Contract is Surrendered
                                              At End Of Period
Single Premium Variable Annuity

                                                                                                                 Since   Sub-Account
                                                                            One      Three      Five    Ten    Sub-Acct   Inception
Portfolio Type                 Portfolio                          YTD       Year     Year       Year    Year   Inception    Date

---------------------------------------------------------------------------------------------------------------- -------------------
Equity Portfolios         Alger American Growth                 26.39 %   26.39 %   32.73 %     N/A      N/A     27.52 %    05/01/96
                          Alger American Leveraged Allcap       70.07 %   70.07 %   46.97 %     N/A      N/A     36.00 %    05/01/96
                          Alger American MidCap Growth          24.52 %   24.52 %   22.67 %     N/A      N/A     17.71 %    05/01/96
                          Alger American Small Capitalization   35.92 %   35.92 %   19.84 %     N/A      N/A     13.39 %    05/01/96
                          Berger Small Company Growth           83.27 %   83.27 %     N/A       N/A      N/A     60.60 %    05/01/98
                          CLASF Capital                         53.06 %   53.06 %   29.92 %   26.62 %    N/A     20.32 %    05/01/93
                          CLASF Value Equity                    12.81 %   12.81 %   13.27 %   13.66 %  10.48 %   10.46 %    12/04/89
                          Dreyfus Capital Appreciation           4.42 %    4.42 %     N/A       N/A      N/A      9.30 %    05/01/98
                          Dreyfus Growth & Income                9.77 %    9.77 %   12.08 %     N/A      N/A     11.85 %    05/01/96
                          Dreyfus Socially Responsible          22.77 %   22.77 %   26.49 %     N/A      N/A     24.76 %    05/01/96
                          Fidelity VIP II Contrafund            17.03 %   17.03 %     N/A       N/A      N/A     18.88 %    05/01/98
                          Fidelity VIP Growth                   30.03 %   30.03 %   30.46 %   27.66 %    N/A     24.36 %    05/01/94
                          Montgomery Growth                     13.62 %   13.62 %     N/A       N/A      N/A     14.70 %    05/01/97
                          Fidelity VIP II Index 500             13.34 %   13.34 %   24.27 %     N/A      N/A     23.79 %    05/01/96
                          Fidelity VIP III Growth Opportunities (2.67)%   (2.67)%     N/A       N/A      N/A      6.09 %    05/01/98
                          Seligman Frontier                      9.48 %    9.48 %    7.25 %     N/A      N/A     13.60 %    05/01/95
                          ------------------------------------------------------------------------------------- ---------- ---------
International             Berger-IPT International              23.93 %   23.93 %     N/A       N/A      N/A     13.17 %    05/01/97
                          CLASF International Equity            37.35 %   37.35 %   18.66 %     N/A      N/A     15.78 %    05/01/95
                          Fidelity VIP Overseas                 35.14     35.14 %   18.68 %   15.33 %    N/A     12.47 %    05/01/94
                          Montgomery Emerging Markets           57.01 %   57.01 %   (2.25)%     N/A      N/A     (1.19)%    05/01/96

                          ------------------------------------------------------------------------------------- ---------- --------
Speciality Portfolio      Seligman Communications & Information 77.71 %   77.71 %   42.97 %     N/A      N/A     32.16 %    05/01/95

                          ------------------------------------------------------------------------------------- ---------- ---------
Balanced                  CLASF Managed                          2.40 %    2.40 %    7.70 %    9.77 %   8.29 %    8.24 %    12/04/89
                          Fidelity VIP II Asset Manager          4.06 %    4.06 %   12.67 %   13.62 %    N/A     11.27 %    05/01/94

                          ------------------------------------------------------------------------------------- ---------- ---------
Fixed Income Portfolios   CLASF Bond                           (10.65)%  (10.65)%    1.27 %    4.72 %   5.25 %    5.18 %    12/04/89
                          Fidelity VIP High Income               1.16 %    1.16 %    3.84 %    8.86 %    N/A      7.52 %    05/01/94

                          ------------------------------------------------------------------------------------- ---------- ---------
Money Market              CLASF Money Market                     2.54 %   (2.54)%    1.75 %    2.74 %   2.95 %    2.97 %    12/04/89

The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Funds and Fidelity Variable Insurance Products Fund II.

Annuities including the Money Market sub-account are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. Although the Money Market Fund seeks to preserve the value of your investment at $10.00 per share, it is still possible to lose money by investing in the fund. The FIXED account positions of a variable annuity (NOT the separate accounts) are received by the issuing insurance company.

Variable Annuity Contract issued By: Canada Life Insurance Company of New York, 410 Saw Mill River Road, Ardsley, NY 10502, and distributed by its affiliate Canada Life of America Financial Services, Inc. 6201 Pomera Ferry Road, N.W. Atlanta GA 30339

Date of first use December 31, 1999